Share-based payments charge	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
Share-based payments charge
Share-based payments charge
In accordance with IFRS 2 "Share Based Payments," the cost of equity-settled transactions is measured by reference to their fair value at the date at which they are granted. Where equity-settled transactions were entered into with third party service providers, fair value is determined by reference to the value of the services provided. For other equity-settled transactions fair value is determined using the Black-Scholes model. The cost of equity-settled transactions is recognized over the period until the award vests. No expense is recognized for awards that do not ultimately vest. At each reporting date, the cumulative expense recognized for equity-based transactions reflects the extent to which the vesting period has expired and the number of awards that, in the opinion of the Directors at that date, will ultimately vest.
The costs of equity-settled share-based payments to employees are recognized in the Statement of Comprehensive Income, together with a corresponding increase in equity during the vesting period. During the twelve months ended December 31, 2017, the Company recognized a share-based payment expense of £2.92 million (2016: £0.58 million ). The charge is included within both general and administrative costs as well as in research and development costs and represents the current year's allocation of the expense for relevant share options.
The Company grants share options under an Unapproved Share Option Scheme (the "Unapproved Scheme"). Under the Unapproved Scheme, options are granted to employees, directors and consultants to acquire shares at a price to be determined by the Directors. In general, options granted prior to December 31, 2016 were granted at a premium to the share price at the date of grant and vested over a period of three years from the date of grant, one third vesting on the first anniversary of grant, a further third vesting on the second anniversary of grant and the remainder vesting on the third anniversary of grant.
Options granted since January 1, 2017 generally vest over three or four years from the date of the grant using two different methods. The first method is one third vesting over one year, the second third vesting over two years and the final third vesting over three years. The second method is one quarter vesting over one year, the second quarter vesting over two years, the third quarter vesting over three years and the final quarter vesting over four years. The vesting period is defined as the period between the date of grant and the date when the options become exercisable. The options are exercisable during a period ending ten years after the date of grant.
Options are also issued to advisors under the Unapproved Scheme. Such options generally vest immediately and are exercisable between one and two years after grant.
In 2016 the Company issued options under its tax efficient EMI Option Scheme (the "EMI Scheme"). Under the EMI Scheme, options were granted to employees and directors who are contracted to work at least 25 hours a week for the Company or for at least 75% of their working time. The options granted under the EMI Scheme are exercisable at a price that is above the share price at the date of the grant and in accordance with a vesting schedule determined by the Directors at the time of grant and have an exercise period of ten years from the date of grant.
The Company grants Restricted Stock Units to employees and directors. The RSUs vest over a period of three or four years from the date of the grant using 2 different methods. The first method is one third vesting over one year, the second third vesting over two years and the final third vesting over three years. The second method is one quarter vesting over one year, the second quarter vesting over two years, the third quarter vesting over three years and the final quarter vesting over four years.
In the year ended December 31, 2017, the Company granted 4,656,828 (2016: 1,670,000 ) share options, nil (2016: 32,000) share options under the EMI Scheme and 1,052,236 Restricted Stock Units (“RSUs”) (2016: nil). The total fair values of the Options and RSUs were estimated using the Black-Scholes option-pricing model for equity-settled transactions and amounted to £5.33 million (2016: £1.93 million). The cost is amortized over the vesting period of the options on a straight-line basis.
Prior to the July 2016 Placement in 2016, management determined to take an option's contractual maximum life as an input into the Black-Scholes option-pricing model. Starting from the July 2016 Placement and in line with the continued development of the Company's clinical trials, the Company determined the time to maturity to be used in the valuation model to be better represented by the weighted-average life of the options granted.
The following assumptions were used for the Black-Scholes valuation of share options granted in 2016 and 2017. For the options granted under the Unapproved Scheme the table indicates the ranges used in determining the fair-market values, aligning with the various dates of the underlying grants. The volatility is calculated using historic weekly averages of the Company's share price over a period that is in line with the expected life of the options.

Issued in 2016	EMI Scheme	Unapproved Scheme
Options granted	32,000	1,670,000
Risk-free interest rate	1.42%	0.23%-1.42%
Expected life of options	10 years	5.5-10 years
Annualized volatility	88.0%	74.3% - 88.0%
Dividend rate	0.00%	0.00%
Vesting period	3 years	3 years

Issued in 2017	Unapproved Scheme	Restricted Stock Units
Options granted	4,656,828	1,052,236
Risk-free interest rate	0.29% - 0.62%	0.42%-0.62%
Expected life of options	5.5 – 7.0 years	5.5 – 7.0 years
Annualized volatility	71.3% - 73.3%	71.3% - 73.3%
Dividend rate	0.00%	0.00%
Vesting period	3 and 4 years	3 and 4 years

The Company had the following share options movements in the year ended December 31, 2017:

Year of issue	Exercise price (£)	At January 1, 2017	Options granted	Options exercised	Options forfeited	Options expired	At December 31, 2017	Expiry date
2012	2.50 - 7.50	100,000	—	—	—	—	100,000	June 1, 2022
2013	2	100,000	—	—	—	—	100,000	April 15, 2023
2013	2.00	20,000	—	—	—	(20,000)	—	June 1, 2023	*
2013	2.00	160,000	—	—	—	—	160,000	July 29, 2023
2014	1.75	110,000	—	—	—	—	110,000	May 15, 2024
2014	1.75	63,333	—	—	—	(13,333)	50,000	May 15, 2024	*
2014	1.10 - 1.75	200,000	—	(133,333)	—	—	66,667	August 6, 2018	**
2015	1.25	82,000	—	—	—	—	82,000	January 29, 2025	*
2015	1.25	510,000	—	—	—	—	510,000	January 29, 2025
2016	2	260,000	—	—	—	—	260,000	February 2, 2026
2016	2.00	22,000	—	—	—	—	22,000	February 2, 2026	*
2016	1.80	810,000	—	—	—	—	810,000	August 3, 2026
2016	1.89	300,000	—	—	—	—	300,000	September 13, 2026
2016	2.04	300,000	—	—	—	—	300,000	September 16, 2026
2017	1.32 - 1.525	—	4,656,828	—	—	—	4,656,828	April 26, 2027
Total		3,037,333	4,656,828	(133,333)	—	(33,333)	7,527,495

*	Options granted under the EMI Scheme.
* *    Valued based on fair value of services received.

The Company had the following Restricted Share Units movements in the year ended December 31, 2017:

Year of issue	Exercise price (£)	At January 1, 2017		Units granted		Units exercised		Units forfeited		Units expired		At December 31, 2017	Expiry date
2017		—		1,052,236		—		—		—		1,052,236	April 26, 2027
Total		—	—	1,052,236	—	—	—	—	—	—	—	1,052,236

The average fair value at grant date, by year of grant and plan, of the exercisable options as per December 31, 2017 is presented in the below table.

Year of issue	EMI Scheme (£)	Unapproved Scheme (£)	RSU (£)
2012	0.63 - 1.20	—	—
2013	0.83	0.79 - 0.95
2014	0.76	0.23 - 0.76
2015	0.57	0.57
2016	1.35	0.93 - 1.35
2017	—	0.84	1.33

Outstanding and exercisable share options by scheme as of December 31, 2017:

Plan	Outstanding	Exercisable	Weighted average exercise price in £ for Outstanding	Weighted average exercise price in £ for Exercisable
Unapproved	7,313,473	773,333	1.50	1.64
EMI	213,984	185,333	3.06	3.28
Total	7,527,457	958,666	1.54	1.95

As at December 31, 2017 there were no restricted share options exercisable (2016: nil) and there is no exercise price for restricted share options.

The options outstanding at December 31, 2017 had a weighted average remaining contractual life of 8.6 years (2016: 8.2 years). For 2016 and 2017, the number of options granted and expired and the weighted average exercise price of options were as follows:

	Number of options	Weighted average exercise price (£)
At January 1, 2016	1,792,000	1.78
Options granted in 2016:
Employees	1,002,000	1.92
Directors	700,000	2.05
Options exercised in the year	(46,666)	1.12
Options forfeited in the year	(150,001)	1.24
Options expired in the year	(260,000)	2.46
At December 31, 2016	3,037,333	1.87
Exercisable at December 31, 2016	846,667	2.25

	Number of options	Weighted average exercise price (£)
At January 1, 2017	3,037,333	1.87
Options granted in 2017:
Employees	3,150,846	1.32
Directors	1,505,982	1.32
Options exercised in the year	(133,333)	1.10
Options forfeited in the year	—	—
Options expired in the year	(33,333)	1.90
At December 31, 2017	7,527,495	1.53
Exercisable at December 31, 2017	797,333	2.04

The following table shows the number of RSUs issued in 2017. No RSUs were granted in 2016 and none of the RSUs granted in 2017 were forfeited, canceled or vested in the year. The fair value of each unvested RSU at grant date was £1.32.

Number of RSUs
At January 1, 2017	—
Granted:
Employees	705,841
Directors	346,395
At December 31, 2017	1,052,236